Cover Page	Dec. 13, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2020
Entity Central Index Key	0000019612
Amendment Flag	false
Entity Registrant Name	TCF FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	MI
Entity File Number	000-08185
Entity Tax Identification Number	38-2022454
Entity Address, Address Line One	333 W. Fort Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	800
Local Phone Number	867-9757
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock (par value $1 per share)
Trading Symbol	TCF
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	TCFCP
Security Exchange Name	NASDAQ